Note 9 - Leases - Schedule of Components of Operating Lease Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease expense	$ 537,000	$ 537,000	$ 716,100	$ 663,100
Weighted-average remaining lease term (Year)	1 year 7 months 2 days	2 years 7 months 2 days	2 years 4 months 2 days	3 years 4 months 2 days
Weighted-average discount rate	7.12%	7.12%	7.12%	7.12%
Research and Development Expense [Member]
Operating lease expense	$ 338,000	$ 288,000	$ 393,900	$ 473,200
General and Administrative Expense [Member]
Operating lease expense	$ 199,000	$ 249,000	$ 322,200	$ 189,900